Risk management and financial instruments (Restated) - Fair Value of Financial Instruments Table (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,255	$ 1,368
Restricted cash	104	75
Related party loans receivable - short term	25	174
Related party loans receivable - long term	522	487
Long-term floating rate debt (including the current portion)		6,542
Floating interest bonds - long term		223
Related party fixed rate debt - long term	218	242
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,255	1,368
Restricted cash	104	75
Related party loans receivable - short term	25	174
Related party loans receivable - long term	515	487
Long-term floating rate debt (including the current portion)	6,367	7,333
Floating interest bonds - long term	599	540
Related party fixed rate debt - long term	$ 314	$ 415